DIVIDEND PAYMENT	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
DIVIDEND PAYMENT

NOTE 7:    DIVIDEND PAYMENT

The Company paid a cash dividend of $25.1 million in the first quarter of 2013. The Company does not have an established annual dividend policy. The Company will continue to review its ability to pay cash dividends at least annually, and dividends may be declared at the discretion of the Company’s Board of Directors depending upon, among other factors, the income tax impact to the dividend recipients, the Company’s financial condition and compliance with the terms of the Company’s debt agreements.

NOTE 14:    DIVIDEND PAYMENT

The Company paid cash dividends of $20.0 million in the first half of 2012, 2011 and 2010. Subsequent to the Company’s year-end, the Company’s Board of Directors declared and the Company paid a cash dividend of $25.1 million.

The Company does not have an established annual dividend policy. The Company will continue to review its ability to pay cash dividends at least annually, and dividends may be declared at the discretion of the Company’s Board of Directors depending upon, among other factors, the income tax impact to the dividend recipients, the Company’s financial condition and compliance with the terms of the Company’s debt agreements.